Clough Hedged Equity ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Banking - 4.6%
ICICI Bank, Ltd. - ADR	8,003	$195,274
NU Holdings, Ltd. - Class A (a)(b)	20,317	174,929
Total Banking		370,203

Consumer Discretionary Products - 2.1%
Skyline Champion Corp. (a)(b)	2,689	184,143
Total Consumer Discretionary Products		184,143

Consumer Discretionary Services - 13.2%
Arcos Dorados Holdings, Inc. - Class A (a)	14,041	173,828
Bowlero Corp. – Class A (a)(b)	13,240	143,124
Carnival Corp. (a)(b)	10,700	177,406
DraftKings, Inc. - Class A (a)(b)	5,260	205,403
OneSpaWorld Holdings, Ltd. (a)(b)	14,064	191,692
Service Corp. International (a)	2,908	195,185
Total Consumer Discretionary Services		1,086,638

Health Care - 11.7%
Dexcom, Inc. (a)(b)	1,561	189,427
Eli Lilly & Co. (a)	314	202,722
Humacyte, Inc. (a)(b)	60,140	199,665
Merck & Co., Inc.(a)	1,673	202,065
TransMedics Group, Inc. (a)(b)	2,024	173,598
Total Health Care		967,477

Industrial Products - 8.8%
Blue Bird Corp. (a)(b)	6,372	185,616
General Dynamics Corp.(a)	771	204,308
Northrop Grumman Corp.(a)	367	163,961
RTX Corp. (a)	1,810	164,927
Total Industrial Products		718,812

Industrial Services - 6.5%
Ferguson PLC (a)	978	183,727
Rollins, Inc. (a)	4,270	184,934
Sterling Infrastructure, Inc. (a)(b)	2,234	167,773
Total Industrial Services		536,434

Materials - 10.3%
Agnico Eagle Mines, Ltd. (a)	3,291	161,786
Ecolab, Inc. (a)	810	160,558
Freeport-McMoRan, Inc. (a)	4,899	194,441
Kinross Gold Corp.	29,398	161,983
Vale SA – ADR (a)	11,860	162,363
Total Materials		841,131

Media - 2.6%
MakeMyTrip, Ltd. (a)(b)	3,862	213,916
Total Media		213,916

Oil & Gas - 8.1%
Chesapeake Energy Corp. (a)	2,180	168,100
Diamondback Energy, Inc. (a)	1,058	162,657
Select Water Solutions, Inc. (a)	21,846	169,743
TechnipFMC PLC (a)	8,396	162,379
Total Oil & Gas		662,879

Software & Technology Services - 9.2%
ICF International, Inc. (a)	1,444	200,774
Microsoft Corp. (a)	502	199,585
ServiceNow, Inc.(b)	250	191,350
SS&C Technologies Holdings, Inc. (a)	2,558	156,089
Total Software & Technology Services		747,798

Technology Hardware & Semiconductors - 14.8%
ASML Holding NV – ADR (a)	330	287,041
Broadcom, Inc. (a)	196	231,280
Lam Research Corp. (a)	285	235,173
Micron Technology, Inc. (a)	2,600	222,950
NVIDIA Corp. (a)	391	240,571
Total Technology Hardware & Semiconductors		1,217,015

Telecommunications - 2.1%
Verizon Communications, Inc. (a)	4,000	169,400
Total Telecommunications		169,400

Utilities - 4.5%
American Electric Power Co., Inc. (a)	2,455	191,834
Avista Corp. (a)	5,228	177,804
Total Utilities		369,638
TOTAL COMMON STOCKS (Cost $7,104,994)		8,085,484

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Treasury Obligations Fund - Class X, 5.25% (c)	127,280	127,280
TOTAL SHORT-TERM INVESTMENTS (Cost $127,280)		127,280

TOTAL INVESTMENTS - 100.1% (Cost $7,232,274)		$8,212,764
Liabilities in Excess of Other Assets - (0.1)%		(21,912)
TOTAL NET ASSETS - 100.0%		$8,190,852

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of January 31, 2024 is $5,825,350 or 71% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the seven-day effective yield as of January 31, 2024.

Clough Hedged Equity ETF
Schedule of Securities Sold Short
January 31, 2024 (Unaudited)

COMMON STOCKS - (30.1)%	Shares	Value
Banking - (1.4)%
Deutsche Bank AG	(8,700)	$(111,795)
Total Banking		(111,795)

Consumer Discretionary Products - (6.2)%
Brunswick Corp.	(923)	(74,467)
Carter's, Inc.	(1,280)	(96,819)
Ford Motor Co.	(9,108)	(106,746)
General Motors Co.	(2,200)	(85,360)
Harley-Davidson, Inc.	(2,131)	(69,151)
YETI Holdings, Inc.(a)	(1,938)	(85,214)
Total Consumer Discretionary Products		(517,757)

Consumer Discretionary Services - (1.2)%
Choice Hotels International, Inc.	(840)	(101,741)
Total Consumer Discretionary Services		(101,741)

Consumer Staple Products - (2.2)%
Energizer Holdings, Inc.	(2,580)	(81,580)
Helen of Troy, Ltd.(a)	(893)	(102,248)
Total Consumer Staple Products		(183,828)

Financial Services - (1.0)%
Discover Financial Services	(792)	(83,572)
Total Financial Services		(83,572)

Industrial Services - (1.4)%
American Airlines Group, Inc. (a)	(7,900)	(112,417)
Total Industrial Services		(112,417)

Materials - (2.2)%
Avery Dennison Corp.	(400)	(79,780)
Ball Corp.	(1,780)	(98,701)
Total Materials		(178,481)

Renewable Energy - (1.9)%
Enphase Energy, Inc.(a)	(740)	(77,056)
SolarEdge Technologies, Inc.(a)	(1,175)	(78,138)
Total Renewable Energy		(155,194)

Retail & Wholesale - Discretionary - (9.2)%
Asbury Automotive Group, Inc.(a)	(584)	(122,091)
AutoNation, Inc.(a)	(882)	(123,180)
Best Buy Co., Inc.	(1,363)	(98,804)
Big 5 Sporting Goods Corp.	(15,512)	(78,025)
Group 1 Automotive, Inc.	(226)	(58,774)
Lithia Motors, Inc.	(325)	(95,826)
Pool Corp.	(253)	(93,926)
Tractor Supply Co.	(370)	(83,102)
Total Retail & Wholesale - Discretionary		(753,728)

Retail & Wholesale - Staples - (1.4)%
Target Corp.	(841)	(116,966)
Total Retail & Wholesale - Staples		(116,966)

Software & Technology Services - (2.0)%
International Business Machines Corp.	(875)	(160,703)
Total Software & Technology Services		(160,703)
TOTAL COMMON STOCKS (Proceeds $2,435,411)		(2,476,182)

REAL ESTATE INVESTMENT TRUSTS – (1.9)%
Real Estate – (1.9)%
Boston Properties, Inc.	(1,268)	(84,322)
Medical Properties Trust, Inc.	(24,153)	(74,874)
Total Real Estate		(159,196)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $208,112)		(159,196)
TOTAL SECURITIES SOLD SHORT - (32.0)% (Proceeds $2,643,523)		(2,635,378)

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2024:

Clough Hedged Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$8,085,484	$–	$–	$8,085,484
Money Market Funds	127,280	–	–	127,280
Total Assets	$8,212,764	$–	$–	$8,212,764

Liabilities:
Common Stocks	(2,476,182)	–	–	(2,476,182)
Real Estate Investment Trusts	(159,196)	–	–	(159,196)
Total Liabilities	$(2,635,378)	$–	$–	$(2,635,378)

Refer to the Schedule of Investments for industry classifications.